SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net loss for the year attributable to A2Z’s shareholders	$ 16,061	$ 16,557	$ 39,163
Weighted average number of ordinary shares	34,748,029	27,681,778	23,340,621
Basic and diluted loss per share	$ 0.46	$ 0.60	$ 1.68